Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
24.	RELATED PARTY TRANSACTIONS
a)	The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Baidu and its subsidiaries (“Baidu Group”) Others	Controlling shareholder of the Company Equity investees (Note 5)
b)	The Group had the following related party transactions with the major related parties:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Membership services
Membership services revenue earned from memberships sold to Baidu Group	19,855	20,886	19,799	3,034
Membership services revenue earned from memberships sold by Others	126	6,361	5,772	885
Online advertising revenues
Advertising services provided to Baidu Group	189,461	67,452	113,934	17,461
Advertising services provided to Others	13,347	9,674	92,690	14,205
Content distribution revenues
Content licensed to Others (iii)	88,457	443,503	176,227	27,008
Other revenues
Other services provided to Baidu Group	29,296	12,343	15,430	2,365
Others	—	36,534	38,634	5,921
Interest income
Loans due from Others	2,202	4,856	1,247	191
	342,744	601,609	463,733	71,070
Cost of revenues
License fees to Baidu Group	8,923	23,064	13,691	2,098
Bandwidth fees to Baidu Group	601,065	976,523	1,007,461	154,400
Traffic acquisition and other services provided by Baidu Group (i)	126,644	479,497	—	—
Others (ii)	52,484	86,766	90,577	13,882
Selling, general and administrative
Advertising services provided by Baidu Group	10,844	1,825	2,466	378
Others	822	3,756	2,579	395
Research and development
Cloud services provided by Baidu Group	5,114	19,486	7,412	1,136
	805,896	1,590,917	1,124,186	172,289

(i)

On April 12, 2018, the Company issued to Baidu an aggregate of 36,860,691 Class B ordinary shares pursuant to a share purchase agreement with Baidu entered into in February 2018, in exchange for Baidu providing traffic acquisition and other services in relation with ticket booking service, which was recorded as intangible assets.

(ii)

The transactions mainly represent revenue sharing arrangements with various equity investees. The Group entered into a revenue sharing arrangement in 2018 to become the exclusive sales agent for an equity investee and provided a minimum guarantee of RMB100,000 of annual sales for a one year period. RMB32,642, RMB67,358 and nil were recognized as cost of revenues for the years ended December 31, 2018, 2019 and 2020, respectively.

(iii)	The transactions mainly represent revenues derived from content distributed to Investee A and Investee B.

For the years ended December 31, 2018, 2019 and 2020, the Group purchased content from equity investees in an amount of RMB182,897, RMB909,450 and RMB1,455,933 (US$223,132), respectively.

c)	The Group had the following related party balances with the major related parties:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties, current:
Due from Baidu Group (i)	35,560	38,346	5,877
Loans receivable from Others (ii)	105,934	—	—
Due from Others (iii)	70,499	57,765	8,853
	211,993	96,111	14,730
Amounts due from related parties, non-current:
Due from Others (iv)	172,200	39,400	6,038
	172,200	39,400	6,038

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Amounts due to related parties, current:
Loans due to Baidu Group (v)	50,000	50,000	7,663
Due to Baidu Group (vi)	1,014,283	1,035,659	158,722
Deferred revenue in relation to services to be provided to an equity investee (vii)	169,677	164,810	25,258
Due to Others (viii)	370,298	528,314	80,967
	1,604,258	1,778,783	272,610
Amounts due to related parties, non-current:
Loans due to Baidu Group (v)	650,000	650,000	99,617
Due to Baidu Group (vi)	1,570	2,138	328
Deferred revenue in relation to services to be provided to an equity investee (vii)	410,187	325,227	49,843
Due to Others	126	42	6
	1,061,883	977,407	149,794

(i)	The balance mainly represents amounts due from Baidu Group for advertising, membership and other services.
(ii)	The balance as of December 31, 2019 represents loans provided to a Group’s equity investee with an interest rate of 5%, which was fully repaid during 2020.

(iii)  The balance mainly represents amounts due from or advances made to equity investees for content distribution services and other services.

(iv)	The balance represents prepaid licensed copyrights for the Group’s equity investees.
(v)

The total outstanding balance represents an interest-free loan of RMB50,000, which is due on demand and an interest-free loan of RMB650,000 provided by Baidu in January 2018 that will mature in January 2023.

(vi)	The balance mainly represents amounts owed to Baidu for bandwidth and cloud services provided to the Group.
(vii)	The balance represents deferred revenue in relation to content distribution, licenses of intellectual property and traffic support services to be provided to investee A.
(viii)	The balance mainly represents amounts owed to the Group’s equity investees for licensed copyrights and advances made for online advertising services.